DISCONTINUED OPERATIONS (Details 1) - USD ($)		Jun. 26, 2021	Jun. 27, 2020
Discontinued Operations and Disposal Groups [Abstract]
Cash and Cash Equivalents		$ 901,886	$ 1,018,158
Restricted Cash		5,280	8,844
Accounts Receivable and Prepaid Expenses		233,860	106,808
Inventory		4,899,281	5,285,844
Other Current Assets			18,444
TOTAL CURRENT ASSETS	[1]		6,438,098
Property and Equipment, Net		12,682,787	12,772,572
Operating Lease Right-of-Use Assets		19,136,500	21,218,027
Intangible Assets, Net		10,582,559	15,307,700
Goodwill			959,692
Other Assets		456,945	1,595,799
TOTAL NON-CURRENT ASSETS (1)	[1]		51,853,790
TOTAL ASSETS OF THE DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE		48,899,098	58,291,888
Carraying Amounts of the Liabilities Included in Liabilities Held For Sale
Accounts Payable and Accrued Liabilities		3,082,031	4,463,431
Income Taxes Payable		1,535,627
Other Current Liabilities		124,663	11,860
Current Portion of Operating Lease Liabilities		2,326,002	1,629,282
Current Portion of Finance Lease Liabilities		825
TOTAL CURRENT LIABILITIES (1)	[1]		6,104,573
Operating Lease Liabilities, Net of Current Portion		349,244	20,359,826
Finance Lease Liabilities, Net of Current Portion		20,272,057
Deferred Tax Liabilities		5,457,753	13,338,464
TOTAL NON-CURRENT LIABILITIES (1)	[1]		33,698,290
TOTAL LIABILITIES OF THE DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE		$ 33,148,202	$ 39,802,863

[1]	The assets and liabilities of the disposal group classified as held for sale are classified as current on the Consolidated Balance Sheets as of June 26, 2021 because it is probable that the sale will occur and proceeds will be collected within one year.